Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands																6 Months Ended			12 Months Ended
	Jun. 17, 2025 CNY (¥)	Jun. 02, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 02, 2025 CNY (¥)	Dec. 02, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	Sep. 14, 2024 CNY (¥)	Sep. 06, 2024 CNY (¥)	Sep. 04, 2024 CNY (¥)	Sep. 03, 2024 CNY (¥)	Sep. 02, 2024 CNY (¥)	Jun. 21, 2024	Jun. 06, 2024 CNY (¥)	Mar. 05, 2024 CNY (¥)	Aug. 30, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Borrowings [Line Items]
Principal amount														¥ 2,109		¥ 10,000
Drew additional amount										¥ 3,200	¥ 1,750
Repayments of Debt		¥ 150	¥ 1	¥ 150	¥ 200	¥ 9,000		¥ 500					¥ 500
Short-Term Debt, Average Outstanding Amount																2,108
Debt Interest expenses																398		¥ 298
Subscription cash received																						¥ 95,790	¥ 95,790
Investment amount																					¥ 37,831
investment equity interest																				1.74%	4.119%
Repaid amount																10,721	$ 1,497	¥ 4,981
Short-Term Debt [Member]
Borrowings [Line Items]
Paid to equity investments																4,558			¥ 4,588
12 Partners [Member]
Borrowings [Line Items]
Repaid amount																				¥ 8,277
Loan Prime Rate [Member]
Borrowings [Line Items]
Interest rate	3.00%						3.35%					3.45%		3.45%	3.45%
Floating Upward Rate [Member]
Borrowings [Line Items]
Interest rate							0.25%					0.40%		0.50%	0.05%
Industrial Bank Co., Ltd [Member]
Borrowings [Line Items]
Principal amount							¥ 4,000								¥ 10,000
One Loan [Member]
Borrowings [Line Items]
Principal amount	¥ 4,000
Two Loans [Member]
Borrowings [Line Items]
Principal amount	¥ 3,000
Facility Agreement [Member]
Borrowings [Line Items]
Drew additional amount									¥ 5,050
Bank Borrowings [Member]
Borrowings [Line Items]
Weighted average interest rates																			3.80%	1.80%
Loans from Third Party Partners [Member]
Borrowings [Line Items]
Investment amount																				¥ 5,449
Short-Term Borrowings from Third-Party Cooperators [Member]
Borrowings [Line Items]
Repaid a total																¥ 60,703